Consolidated Statements of Other Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net income	$ 164,944	$ 181,630	$ 305,084
Unrealized loss on interest rate swaps, net	(982)	(3,389)	(5,180)
Comprehensive income	163,962	178,241	299,904
Less: comprehensive income attributable to the non-controlling interest	(4,040)	(5,399)	(4,902)
Comprehensive income attributable to Tsakos Energy Navigation Limited	$ 159,922	$ 172,842	$ 295,002